Schedule of Segment Other Non-Recourse Investments and Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments Face Amount	$ 794,013		$ 844,371
Investments Carrying Value	755,421		783,777
Debt Face Amount	665,260	[1]	765,657	[1]
Debt Carrying Value	651,540	[1]	748,118	[1]
Manufactured Housing Loan Portfolio I
Investments Face Amount	118,746		135,209
Investments Carrying Value	100,124		112,316
Debt Face Amount	90,551	[1]	107,032	[1]
Debt Carrying Value	81,963	[1]	97,631	[1]
Manufactured Housing Loan Portfolio II
Investments Face Amount	153,193		178,603
Investments Carrying Value	150,123		175,120
Debt Face Amount	117,907	[1]	143,869	[1]
Debt Carrying Value	117,191	[1]	142,589	[1]
Residential Mortgage Loans
Investments Face Amount	52,352		56,377
Investments Carrying Value	38,709		40,380
Debt Face Amount		[1]	54,842	[1]
Debt Carrying Value		[1]	53,771	[1]
Subprime Mortgage Loans subject to Call Options
Investments Face Amount	406,217		406,217
Investments Carrying Value	405,814		404,723
Debt Face Amount	406,217	[1]	406,217	[1]
Debt Carrying Value	405,814	[1]	404,723	[1]
Real Estate Securities
Investments Face Amount	63,505		67,965
Investments Carrying Value	53,979		43,497
Debt Face Amount	44,585	[1]	47,697	[1]
Debt Carrying Value	40,572	[1]	43,404	[1]
Operating Real Estate
Investments Face Amount	N/A		N/A
Investments Carrying Value	6,672		7,741
Debt Face Amount	6,000	[1]	6,000	[1]
Debt Carrying Value	$ 6,000	[1]	$ 6,000	[1]

[1]	* As of December 31, 2012 and December 31, 2011, aggregate face amounts of $71.1 million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.